UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was 14.3%, compared with total returns of 10.3% and 19.7% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU) Index, respectively. The total return for the Fund’s publicly traded shares was 32.7%. The Fund’s NAV per share was $4.45, while the price of the publicly traded shares closed at $4.58 on the NYSE American. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since Inception

	Year to date	1 Year	3 Year	5 Year	10 Year	(03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	14.29%	0.04%	0.51%	(4.88)%	1.17%	0.68%
Investment Total Return (c)	32.68	2.22	0.82	(4.37)	1.29	0.64
CBOE S&P 500 Buy/Write Index	10.27	3.18	7.44	5.98	8.21	5.42
Bloomberg Barclays Government/Credit Bond Index	6.91	8.53	2.38	3.11	4.06	4.26
Energy Select Sector Index	13.12	(13.18)	1.01	(5.69)	5.59	5.20
XAU Index	19.73	4.07	(4.18)	(2.83)	(3.20)	1.01
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2019:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions
Metals and Mining	59.5%
Energy and Energy Services	32.5%
U.S. Government Obligations	8.0%

100.0%

Short Positions
Call Options Written	(7.2)%
Put Options Written	(0.1)%

(7.3)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 11, 2019, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019, in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Vincent D. Enright and Michael J. Melarkey as Trustees of the Fund, with 118,066,509 votes and 118,387,931 votes cast in favor of these Trustees, and 6,499,485 votes and 6,178,064 votes withheld for these Trustees, respectively.

Anthony S. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Salvatore M. Salibello, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.3%
	Energy and Energy Services — 32.5%
161,000	Anadarko Petroleum Corp.(a)	$11,748,459	$11,360,160
88,000	Apache Corp.(a)	7,441,980	2,549,360
103,375	Baker Hughes, a GE Company(a)	5,776,580	2,546,126
317,000	BP plc, ADR(a)	14,483,850	13,218,900
115,000	Cabot Oil & Gas Corp.(a)	3,223,629	2,640,400
145,500	Chevron Corp.(a)	18,904,730	18,106,020
25,000	Cimarex Energy Co.	3,366,786	1,483,250
45,500	Concho Resources Inc.(a)	6,978,261	4,694,690
89,500	ConocoPhillips(a)	6,531,767	5,459,500
100,000	Devon Energy Corp.(a)	5,319,038	2,852,000
32,000	Diamondback Energy Inc.	3,317,781	3,487,040
450,000	Eni SpA	8,638,972	7,473,818
100,500	EOG Resources Inc.(a)	12,443,460	9,362,580
381,000	Exxon Mobil Corp.(a)	34,868,072	29,196,030
198,500	Halliburton Co.(a)	11,125,710	4,513,890
41,500	Helmerich & Payne Inc.(a)	3,125,325	2,100,730
26,000	Hess Corp.(a)	1,693,620	1,652,820
40,000	HollyFrontier Corp.(a)	2,860,400	1,851,200
395,008	Kinder Morgan Inc.(a)	8,804,160	8,247,767
197,000	Marathon Oil Corp.(a)	4,219,893	2,799,370
205,994	Marathon Petroleum Corp.(a)	16,603,967	11,510,945
110,254	Noble Energy Inc.	4,323,329	2,469,690
66,000	Occidental Petroleum Corp.(a)	5,379,430	3,318,480
89,800	ONEOK Inc.(a)	6,182,340	6,179,138
84,000	Phillips 66(a)	9,646,231	7,857,360
36,800	Pioneer Natural Resources Co.(a)	7,279,789	5,662,048
691,000	Royal Dutch Shell plc, Cl. A	23,938,941	22,574,673
220,966	Schlumberger Ltd.(a)	18,228,269	8,781,189
163,500	Suncor Energy Inc.(a)	6,550,318	5,094,660
120,000	Sunoco LP(a)	2,595,147	3,753,600
100,000	TechnipFMC plc(a)	3,451,030	2,594,000
259,000	The Williams Companies Inc.(a)	12,507,305	7,262,360
236,000	TOTAL SA, ADR(a)	15,028,799	13,166,440
98,500	Valero Energy Corp.(a)	11,292,010	8,432,585

		317,879,378	244,252,819

	Metals and Mining — 58.8%
543,500	Agnico Eagle Mines Ltd.(a)	28,419,169	27,848,940
558,200	Alacer Gold Corp.†	1,592,284	1,939,452
3,962,692	Alamos Gold Inc., Cl. A(a)	30,015,305	23,974,287
485,500	AngloGold Ashanti Ltd., ADR	7,389,945	8,646,755
4,912,500	B2Gold Corp.†	15,072,591	14,884,875
3,005,244	Barrick Gold Corp.(a)	50,378,233	47,392,698
2,400,000	Belo Sun Mining Corp.†	1,821,022	430,682
115,100	BHP Group Ltd., ADR	6,066,921	6,688,461
5,165,000	Centamin plc	9,374,195	7,503,854
1,725,000	Continental Gold Inc.†	5,298,853	4,992,364
2,132,500	Detour Gold Corp.†	30,613,002	26,901,531
439,000	Endeavour Mining Corp.†	7,551,205	7,157,153
2,475,000	Evolution Mining Ltd.	6,805,412	7,575,821
450,000	Fortuna Silver Mines Inc.†	2,475,000	1,282,500

Shares		Cost	Market Value
342,800	Franco-Nevada Corp.(a)	$27,665,393	$29,096,864
1,596,636	Fresnillo plc	28,659,546	17,644,650
2,840,000	Harmony Gold Mining Co. Ltd., ADR†	4,730,940	6,446,800
3,676,832	Hochschild Mining plc	12,309,527	8,937,247
310,000	Kirkland Lake Gold Ltd.	8,292,300	13,355,886
40,000	Labrador Iron Ore Royalty Corp.	729,070	1,069,680
320,000	MAG Silver Corp.†(a)	4,752,148	3,372,800
1,096,699	Newcrest Mining Ltd.	24,576,750	24,606,170
1,012,296	Newmont Goldcorp Corp.(a)	41,660,392	38,943,027
410,015	Northern Dynasty Minerals Ltd.†	871,620	246,829
870,359	Northern Star Resources Ltd.	5,501,482	7,118,564
4,160,000	OceanaGold Corp.	14,861,473	11,372,456
890,000	Osisko Gold Royalties Ltd.	11,289,741	9,276,851
223,500	Pan American Silver Corp.	7,927,321	2,885,385
715,000	Pretium Resources Inc.†	5,735,930	7,157,150
300,000	Rio Tinto plc, ADR(a)	17,722,116	18,702,000
177,300	Royal Gold Inc.(a)	16,349,613	18,171,477
850,000	SEMAFO Inc.†	4,257,693	3,349,242
247,000	SSR Mining Inc.†	2,856,382	3,376,490
669,000	Torex Gold Resources Inc.†	14,241,166	6,876,209
600,000	Wesdome Gold Mines Ltd.†	1,478,545	2,469,551
815,000	Wheaton Precious Metals Corp.(a)	18,547,266	19,706,700

		477,889,551	441,401,401

	TOTAL COMMON STOCKS	795,768,929	685,654,220

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
269,700	Pan American Silver Corp., CVR†(b)	62,031	94,395

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,565,384	1,575,778
250,000	Pretium Resources Inc., 2.250%, 03/15/22	250,000	244,900

		1,815,384	1,820,678

	TOTAL CONVERTIBLE CORPORATE BONDS	1,815,384	1,820,678

	CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(c)	2,000,000	2,080,000

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$ 2,000,000	New Gold Inc., 6.250%, 11/15/22(c)	$2,010,000	$1,875,000

		4,010,000	3,955,000

	TOTAL CORPORATE BONDS	4,010,000	3,955,000

	U.S. GOVERNMENT OBLIGATIONS — 8.0%
60,145,000	U.S. Treasury Bills, 1.972% to 2.481%††, 07/23/19 to 10/24/19(d)	59,851,178	59,873,095

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$861,507,522	751,397,388

OPTIONS WRITTEN — (7.3)% (Premiums received $33,306,037)			(54,914,777)

Other Assets and Liabilities (Net)			11,189,691

PREFERRED STOCK (3,465,849 preferred shares outstanding)			(86,646,225)

NET ASSETS — COMMON STOCK (139,667,919 common shares outstanding)			$621,026,077

NET ASSET VALUE PER COMMON SHARE ($621,026,077 ÷ 139,667,919 shares outstanding)			$4.45

(a)	Securities, or a portion thereof, with a value of $381,859,188 were deposited with the broker as collateral for options written.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of Rule 144A securities amounted to $3,955,000 or 0.53% of total investments before options written.

(d)	At June 30, 2019, $21,000,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right

	% of Total	Market
Geographic Diversification	Investments*	Value
Long Positions
United States	39.8%	$299,151,774
Canada	34.7	260,817,851
Europe	11.4	85,233,686
Asia/Pacific	7.6	57,361,472
Latin America	4.5	33,739,050
South Africa	2.0	15,093,555

Total Investments — Long Positions	100.0%	$751,397,388

Short Positions
United States	(5.3)%	$(39,763,761)
Canada	(1.5)	(10,981,604)
Asia/Pacific	(0.4)	(3,086,745)
Europe	(0.1)	(1,082,667)

Total Investments — Short Positions	(7.3)%	$(54,914,777)

*	Total investments exclude options written.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

As of June 30, 2019, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (4.2)%
Agnico Eagle Mines Ltd.	Pershing LLC	1,190	USD	6,097,560	USD	45.00	08/16/19	$802,275
Agnico Eagle Mines Ltd.	Pershing LLC	1,055	USD	5,405,820	USD	53.00	09/20/19	238,368
Agnico Eagle Mines Ltd.	Pershing LLC	2,000	USD	10,248,000	USD	46.00	10/18/19	1,343,725
Agnico Eagle Mines Ltd.	Pershing LLC	1,190	USD	6,097,560	USD	51.00	11/15/19	480,485
Alamos Gold Inc.	Pershing LLC	13,000	USD	7,865,000	USD	7.00	10/18/19	305,132
Alamos Gold Inc.	Pershing LLC	11,000	USD	6,655,000	USD	6.00	11/15/19	703,991
Anadarko Petroleum Corp.	Pershing LLC	500	USD	3,528,000	USD	50.00	08/16/19	1,052,162
Anadarko Petroleum Corp.	Pershing LLC	300	USD	2,116,800	USD	52.50	09/20/19	557,778
Anadarko Petroleum Corp.	Pershing LLC	385	USD	2,716,560	USD	62.50	11/15/19	364,485
Apache Corp.	Pershing LLC	440	USD	1,274,680	USD	35.00	07/19/19	1,369
Apache Corp.	Pershing LLC	514	USD	1,489,058	USD	33.00	10/18/19	52,284
Apache Corp.	Pershing LLC	440	USD	1,274,680	USD	32.50	01/17/20	84,544
B2Gold Corp.	Pershing LLC	12,400	USD	3,757,200	USD	3.00	07/19/19	170,455
B2Gold Corp.	Pershing LLC	12,500	USD	3,787,500	USD	3.15	09/20/19	249,346
B2Gold Corp.	Pershing LLC	7,605	USD	2,304,315	USD	3.00	10/18/19	231,670
B2Gold Corp.	Pershing LLC	6,500	USD	1,969,500	USD	3.25	10/18/19	131,665
B2Gold Corp.	Pershing LLC	5,050	USD	1,530,150	USD	3.00	11/15/19	176,782
Baker Hughes, a GE Company	Pershing LLC	520	USD	1,280,760	USD	25.00	07/19/19	32,136
Baker Hughes, a GE Company	Pershing LLC	514	USD	1,265,982	USD	25.00	10/18/19	83,581
Barrick Gold Corp.	Pershing LLC	4,290	USD	6,765,330	USD	14.00	09/20/19	904,789
Barrick Gold Corp.	Pershing LLC	4,278	USD	6,746,406	USD	17.00	10/18/19	299,603
Barrick Gold Corp.	Pershing LLC	5,700	USD	8,988,900	USD	14.00	11/15/19	1,343,630
Barrick Gold Corp.	Pershing LLC	4,300	USD	6,781,100	USD	17.50	12/20/19	356,374
BHP Group Ltd., ADR	Pershing LLC	576	USD	3,347,136	USD	52.50	08/16/19	356,979
BHP Group Ltd., ADR	Pershing LLC	575	USD	3,341,325	USD	53.00	01/17/20	380,727
BP plc, ADR	Pershing LLC	429	USD	1,788,930	USD	46.00	07/19/19	657
BP plc, ADR	Pershing LLC	1,110	USD	4,628,700	USD	45.00	08/16/19	12,963
BP plc, ADR	Pershing LLC	285	USD	1,188,450	USD	43.00	09/20/19	20,906
BP plc, ADR	Pershing LLC	771	USD	3,215,070	USD	44.00	09/20/19	34,932
BP plc, ADR	Pershing LLC	1,057	USD	4,407,690	USD	42.00	10/18/19	146,243

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Cabot Oil & Gas Corp.	Pershing LLC	700	USD	1,607,200	USD	24.00	07/19/19	$16,117
Cabot Oil & Gas Corp.	Pershing LLC	450	USD	1,033,200	USD	27.00	08/16/19	3,303
Chevron Corp.	Pershing LLC	475	USD	5,910,900	USD	125.00	07/19/19	80,412
Chevron Corp.	Pershing LLC	680	USD	8,461,920	USD	119.00	08/16/19	419,995
Chevron Corp.	Pershing LLC	125	USD	1,555,500	USD	119.00	09/20/19	90,547
Chevron Corp.	Pershing LLC	475	USD	5,910,900	USD	120.00	09/20/19	311,211
Cimarex Energy Co.	Pershing LLC	130	USD	771,290	USD	60.00	09/20/19	53,265
Concho Resources Inc.	Pershing LLC	120	USD	1,238,160	USD	137.00	08/16/19	1,564
ConocoPhillips	Pershing LLC	200	USD	1,220,000	USD	70.00	08/16/19	3,021
ConocoPhillips	Pershing LLC	273	USD	1,665,300	USD	65.00	09/20/19	38,671
ConocoPhillips	Pershing LLC	360	USD	2,196,000	USD	62.50	10/18/19	97,912
Diamondback Energy Inc.	Pershing LLC	160	USD	1,743,520	USD	105.00	07/19/19	95,746
Eni SpA	Morgan Stanley	300	EUR	2,190,900	EUR	15.00	07/19/19	14,950
Eni SpA	Morgan Stanley	300	EUR	2,190,900	EUR	15.50	09/20/19	22,399
Eni SpA	Morgan Stanley	300	EUR	2,190,900	EUR	14.25	10/18/19	83,628
EOG Resources Inc.	Pershing LLC	400	USD	3,726,400	USD	92.50	09/20/19	254,585
Evolution Mining Ltd.	The Goldman Sachs Group, Inc.	12,000	AUD	5,232,000	AUD	3.75	07/19/19	534,731
Exxon Mobil Corp.	Pershing LLC	1,050	USD	8,046,150	USD	75.00	08/16/19	274,101
Exxon Mobil Corp.	Pershing LLC	350	USD	2,682,050	USD	80.00	08/16/19	17,714
Exxon Mobil Corp.	Pershing LLC	1,150	USD	8,812,450	USD	77.00	09/20/19	245,649
Exxon Mobil Corp.	Pershing LLC	485	USD	3,716,555	USD	79.00	10/18/19	83,743
Exxon Mobil Corp.	Pershing LLC	775	USD	5,938,825	USD	79.50	10/18/19	119,832
Franco-Nevada Corp.	Pershing LLC	650	USD	5,517,200	USD	78.00	10/18/19	589,049
Franco-Nevada Corp.	Pershing LLC	664	USD	5,636,032	USD	77.00	11/15/19	686,499
Franco-Nevada Corp.	Pershing LLC	664	USD	5,636,032	USD	85.00	11/15/19	356,706
Franco-Nevada Corp.	Pershing LLC	1,450	USD	12,307,600	USD	85.00	12/20/19	870,491
Halliburton Co.	Pershing LLC	1,310	USD	2,978,940	USD	30.00	07/19/19	581
Halliburton Co.	Pershing LLC	675	USD	1,534,950	USD	30.50	08/16/19	1,868
Halliburton Co.	Pershing LLC	675	USD	1,534,950	USD	30.00	09/20/19	5,783
Halliburton Co.	Pershing LLC	662	USD	1,505,388	USD	25.00	11/15/19	82,337
Helmerich & Payne Inc.	Pershing LLC	105	USD	531,510	USD	55.00	07/19/19	2,556
Helmerich & Payne Inc.	Pershing LLC	100	USD	506,200	USD	60.00	07/19/19	256
Helmerich & Payne Inc.	Pershing LLC	150	USD	759,300	USD	50.00	09/20/19	49,416
Helmerich & Payne Inc.	Pershing LLC	60	USD	303,720	USD	60.00	09/20/19	2,467
Hess Corp.	Pershing LLC	100	USD	635,700	USD	62.50	11/15/19	62,177
HollyFrontier Corp.	Pershing LLC	200	USD	925,600	USD	44.00	09/20/19	83,858
HollyFrontier Corp.	Pershing LLC	200	USD	925,600	USD	47.00	10/18/19	61,630
HollyFrontier Corp.	Pershing LLC	200	USD	925,600	USD	55.00	01/17/20	31,022
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,923,200	USD	20.00	07/19/19	135,634
Kinder Morgan Inc.	Pershing LLC	1,250	USD	2,610,000	USD	20.00	08/16/19	123,983
Kinder Morgan Inc.	Pershing LLC	1,300	USD	2,714,400	USD	20.00	09/20/19	153,696
MAG Silver Corp.	Pershing LLC	790	USD	832,660	USD	9.50	10/18/19	126,649

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Marathon Oil Corp.	Pershing LLC	985	USD	1,399,685	USD	18.00	07/19/19	$313
Marathon Oil Corp.	Pershing LLC	985	USD	1,399,685	USD	17.00	10/18/19	30,700
Marathon Petroleum Corp.	Pershing LLC	690	USD	3,855,720	USD	65.00	07/19/19	5,370
Marathon Petroleum Corp.	Pershing LLC	350	USD	1,955,800	USD	67.50	08/16/19	7,470
Marathon Petroleum Corp.	Pershing LLC	285	USD	1,592,580	USD	50.00	09/20/19	203,128
Marathon Petroleum Corp.	Pershing LLC	285	USD	1,592,580	USD	67.50	09/20/19	13,503
Marathon Petroleum Corp.	Pershing LLC	687	USD	3,838,956	USD	60.00	10/18/19	162,169
Newcrest Mining Ltd.	Morgan Stanley	5,950	AUD	19,015,401	AUD	26.00	08/16/19	2,552,014
Newmont Goldcorp Corp.	Pershing LLC	835	USD	3,212,245	USD	38.00	09/20/19	179,652
Newmont Goldcorp Corp.	Pershing LLC	3,200	USD	12,310,400	USD	37.00	10/18/19	975,165
Newmont Goldcorp Corp.	Pershing LLC	835	USD	3,212,245	USD	40.00	11/15/19	161,940
Newmont Goldcorp Corp.	Pershing LLC	1,898	USD	7,301,606	USD	42.00	11/15/19	248,277
Noble Energy Inc.	Pershing LLC	550	USD	1,232,000	USD	25.00	08/16/19	22,580
Noble Energy Inc.	Pershing LLC	553	USD	1,238,720	USD	25.00	11/15/19	63,623
Occidental Petroleum Corp.	Pershing LLC	265	USD	1,332,420	USD	67.50	07/19/19	26
Occidental Petroleum Corp.	Pershing LLC	100	USD	502,800	USD	67.50	08/16/19	402
Occidental Petroleum Corp.	Pershing LLC	235	USD	1,181,580	USD	70.00	08/16/19	668
Occidental Petroleum Corp.	Pershing LLC	300	USD	1,508,400	USD	65.00	09/20/19	4,436
ONEOK Inc.	Pershing LLC	310	USD	2,133,110	USD	60.00	07/19/19	274,500
ONEOK Inc.	Pershing LLC	300	USD	2,064,300	USD	70.00	08/16/19	32,694
ONEOK Inc.	Pershing LLC	280	USD	1,926,680	USD	70.00	10/18/19	62,134
Phillips 66	Pershing LLC	315	USD	2,946,510	USD	97.50	08/16/19	53,738
Phillips 66	Pershing LLC	315	USD	2,946,510	USD	97.50	09/20/19	72,769
Phillips 66	Pershing LLC	210	USD	1,964,340	USD	87.50	11/15/19	175,559
Pioneer Natural Resources Co.	Pershing LLC	118	USD	1,815,548	USD	150.00	10/18/19	175,724
Pretium Resources Inc.	Pershing LLC	3,150	USD	3,153,150	USD	10.00	11/15/19	368,412
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,234,000	USD	50.00	07/19/19	1,240,643
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,234,000	USD	60.00	08/16/19	276,482
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,234,000	USD	52.50	09/20/19	925,947
Royal Dutch Shell plc	Morgan Stanley	201	GBP	5,170,725	GBp	2,400.00	08/16/19	409,175

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Royal Dutch Shell plc	Morgan Stanley	240	GBP	6,174,000	GBp	2,500.00	09/20/19	$326,213
Royal Dutch Shell plc	Morgan Stanley	250	GBP	6,431,250	GBp	2,600.00	10/18/19	226,302
Royal Gold Inc.	Pershing LLC	700	USD	7,174,300	USD	92.50	09/20/19	803,426
Royal Gold Inc.	Pershing LLC	310	USD	3,177,190	USD	90.00	10/18/19	429,673
Royal Gold Inc.	Pershing LLC	310	USD	3,177,190	USD	92.50	10/18/19	368,262
Royal Gold Inc.	Pershing LLC	365	USD	3,740,885	USD	97.50	10/18/19	306,047
Schlumberger Ltd.	Pershing LLC	590	USD	2,344,660	USD	47.00	07/19/19	2,021
Schlumberger Ltd.	Pershing LLC	620	USD	2,463,880	USD	41.50	08/16/19	66,069
Schlumberger Ltd.	Pershing LLC	260	USD	1,033,240	USD	45.00	08/16/19	7,594
Schlumberger Ltd.	Pershing LLC	740	USD	2,940,760	USD	40.00	09/20/19	146,400
Schlumberger Ltd.	Pershing LLC	737	USD	2,928,838	USD	40.00	10/18/19	173,764
Suncor Energy Inc.	Pershing LLC	575	USD	1,791,700	USD	33.00	07/19/19	6,210
Suncor Energy Inc.	Pershing LLC	460	USD	1,433,360	USD	34.00	08/16/19	9,070
Suncor Energy Inc.	Pershing LLC	560	USD	1,744,960	USD	34.00	09/20/19	18,947
Suncor Energy Inc.	Pershing LLC	40	USD	124,640	USD	32.00	10/18/19	4,619
TechnipFMC plc	Pershing LLC	500	USD	1,297,000	USD	25.00	10/18/19	119,516
TechnipFMC plc	Pershing LLC	500	USD	1,297,000	USD	24.00	01/17/20	181,523
The Williams Companies Inc.	Pershing LLC	750	USD	2,103,000	USD	29.50	07/19/19	5,961
The Williams Companies Inc.	Pershing LLC	830	USD	2,327,320	USD	28.00	08/16/19	77,272
The Williams Companies Inc.	Pershing LLC	840	USD	2,355,360	USD	27.00	10/18/19	151,957
TOTAL SA, ADR	Pershing LLC	1,000	USD	5,579,000	USD	57.50	08/16/19	83,899
TOTAL SA, ADR	Pershing LLC	455	USD	2,538,445	USD	55.00	09/20/19	122,629
TOTAL SA, ADR	Pershing LLC	905	USD	5,048,995	USD	55.00	11/15/19	264,216
Valero Energy Corp.	Pershing LLC	325	USD	2,782,325	USD	85.00	09/20/19	149,787
Valero Energy Corp.	Pershing LLC	332	USD	2,842,252	USD	75.00	10/18/19	397,878
Valero Energy Corp.	Pershing LLC	328	USD	2,808,008	USD	77.50	12/20/19	354,991
Wheaton Precious Metals Corp.	Pershing LLC	2,400	USD	5,803,200	USD	23.00	07/19/19	344,536
Wheaton Precious Metals Corp.	Pershing LLC	2,952	USD	7,137,936	USD	23.00	09/20/19	610,918

TOTAL OTC CALL OPTIONS WRITTEN								$31,668,703

Description		Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (3.0)%
Alacer Gold Corp.		5,500	CAD	2,502,500	CAD	4.00	07/19/19	$241,495
Alamos Gold Inc.		12,000	USD	7,260,000	USD	5.00	12/20/19	1,380,000
AngloGold Ashanti Ltd., ADR		2,300	USD	4,096,300	USD	12.00	07/19/19	1,357,000
Barrick Gold Corp.		4,300	USD	6,781,100	USD	15.00	07/19/19	408,500
Cimarex Energy Co.		60	USD	355,980	USD	75.00	12/20/19	10,200

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Cimarex Energy Co.	60	USD	355,980	USD	80.00	12/20/19	$5,550
Concho Resources Inc.	60	USD	619,080	USD	110.00	09/20/19	29,100
Concho Resources Inc.	160	USD	1,650,880	USD	115.00	09/20/19	51,200
Concho Resources Inc.	147	USD	1,516,746	USD	105.00	12/20/19	153,615
Concho Resources Inc.	88	USD	907,984	USD	110.00	12/20/19	73,040
ConocoPhillips	55	USD	335,500	USD	62.50	08/16/19	8,745
Detour Gold Corp.	11,850	CAD	19,576,200	CAD	13.50	09/20/19	2,963,518
Detour Gold Corp.	4,881	CAD	8,063,412	CAD	14.00	10/18/19	1,090,216
Detour Gold Corp.	4,594	CAD	7,589,288	CAD	16.00	11/15/19	589,357
Devon Energy Corp.	100	USD	285,200	USD	30.00	07/19/19	4,800
Devon Energy Corp.	400	USD	1,140,800	USD	32.00	07/19/19	5,200
Devon Energy Corp.	500	USD	1,426,000	USD	31.00	10/18/19	77,000
Diamondback Energy Inc.	160	USD	1,743,520	USD	100.00	08/16/19	178,720
Endeavour Mining Corp.	890	CAD	1,900,150	CAD	22.00	07/19/19	25,486
Endeavour Mining Corp.	950	CAD	2,028,250	CAD	22.00	09/20/19	96,121
Endeavour Mining Corp.	830	CAD	1,772,050	CAD	22.00	10/18/19	126,761
Endeavour Mining Corp.	820	CAD	1,750,700	CAD	22.00	11/15/19	117,407
Endeavour Mining Corp.	900	CAD	1,921,500	CAD	21.00	12/20/19	182,124
EOG Resources Inc.	400	USD	3,726,400	USD	105.00	07/19/19	6,000
EOG Resources Inc.	405	USD	3,772,980	USD	95.00	10/18/19	214,650
Harmony Gold Mining Co. Ltd., ADR	8,400	USD	1,906,800	USD	2.00	08/16/19	294,000
Harmony Gold Mining Co. Ltd., ADR	9,500	USD	2,156,500	USD	2.00	11/15/19	399,000
Hess Corp.	160	USD	1,017,120	USD	60.00	08/16/19	83,040
Kirkland Lake Gold Ltd.	1,600	CAD	9,027,200	CAD	36.00	09/20/19	2,504,677
Kirkland Lake Gold Ltd.	1,500	CAD	8,463,000	CAD	48.00	10/18/19	1,131,114
MAG Silver Corp.	2,410	USD	2,540,140	USD	10.00	08/16/19	253,050
Newmont Goldcorp Corp.	4,500	USD	17,311,500	USD	11.00	07/19/19	693,000
OceanaGold Corp.	13,600	CAD	4,868,800	CAD	4.50	07/19/19	20,770
OceanaGold Corp.	13,600	CAD	4,868,800	CAD	5.00	07/19/19	20,770
OceanaGold Corp.	13,600	CAD	4,868,800	CAD	4.00	08/16/19	67,504
OceanaGold Corp.	14,000	CAD	5,012,000	CAD	4.50	09/20/19	42,763
OceanaGold Corp.	10,000	CAD	3,580,000	CAD	4.00	10/18/19	106,907
OceanaGold Corp.	4,000	CAD	1,432,000	CAD	4.50	10/18/19	16,800
Osisko Gold Royalties Ltd.	3,600	CAD	4,914,000	CAD	13.00	07/19/19	226,795
Osisko Gold Royalties Ltd.	2,800	CAD	3,822,000	CAD	14.00	08/16/19	106,907
Osisko Gold Royalties Ltd.	2,500	CAD	3,412,500	CAD	15.00	10/18/19	76,362
Pan American Silver Corp.	1,000	USD	1,291,000	USD	15.00	10/18/19	40,000
Pioneer Natural Resources Co.	125	USD	1,923,250	USD	150.00	09/20/19	160,000
Pioneer Natural Resources Co.	129	USD	1,984,794	USD	150.00	12/20/19	230,265
Pretium Resources Inc.	2,000	USD	2,002,000	USD	9.00	12/20/19	355,000
Pretium Resources Inc.	2,000	USD	2,002,000	USD	8.00	01/17/20	505,000
SEMAFO Inc.	8,500	CAD	4,386,000	CAD	3.50	07/19/19	1,087,205
SSR Mining Inc.	1,235	USD	1,688,245	USD	13.00	09/20/19	163,020

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
SSR Mining Inc.	1,235	USD	1,688,245	USD	14.00	12/20/19	$159,315
Torex Gold Resources Inc.	2,300	CAD	3,095,800	CAD	15.00	07/19/19	19,320
Torex Gold Resources Inc.	300	CAD	403,800	CAD	14.00	08/16/19	24,627
Torex Gold Resources Inc.	2,300	CAD	3,095,800	CAD	15.00	09/20/19	96,598
VanEck Vectors Gold Miners ETF	6,350	USD	16,230,600	USD	22.50	10/18/19	2,286,000
VanEck Vectors Gold Miners ETF	2,000	USD	5,112,000	USD	23.00	11/15/19	664,000
VanEck Vectors Gold Miners ETF	2,350	USD	6,006,600	USD	24.00	11/15/19	640,375
VanEck Vectors Gold Miners ETF	2,350	USD	6,006,600	USD	27.00	11/15/19	305,500
VanEck Vectors Gold Miners ETF	2,200	USD	5,623,200	USD	26.00	12/20/19	418,000
VanEck Vectors Gold Miners ETF	787	USD	2,011,572	USD	27.00	12/20/19	121,985

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$22,715,474

Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	1,700	USD	10,830,700	USD	62.00	09/20/19	$292,400
Energy Select Sector SPDR ETF	1,700	USD	10,830,700	USD	59.00	10/18/19	214,200
VanEck Vectors Gold Miners ETF	4,000	USD	10,224,000	USD	20.00	07/19/19	12,000
VanEck Vectors Gold Miners ETF	4,000	USD	10,224,000	USD	20.50	07/19/19	12,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$530,600

TOTAL OPTIONS WRITTEN							$54,914,777

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
Assets:
Investments, at value (cost $861,507,522)	$751,397,388
Foreign currency (cost $2,866)	2,867
Cash	886
Deposit at brokers	13,317,049
Receivable for investments sold	21,930,727
Receivable for Fund shares sold	2,717,273
Dividends and interest receivable	534,116
Deferred offering expense	164,304
Other receivable	10,000
Prepaid expense	6,177

Total Assets	790,080,787

Liabilities:
Options written, at value (premiums received $33,306,037)	54,914,777
Payable to brokers	8,639,133
Distributions payable	60,171
Payable for investments purchased	18,025,946
Payable for investment advisory fees	562,340
Payable for payroll expenses	44,032
Payable for accounting fees	7,500
Other accrued expenses	154,586

Total Liabilities	82,408,485

Cumulative Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series B Preferred Shares (5.000%, $25 liquidation value, 3,465,849 shares issued and outstanding)	86,646,225

Net Assets Attributable to Common Shareholders	$621,026,077

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,285,220,876
Total accumulated loss	(664,194,799)

Net Assets	$621,026,077

Net Asset Value per Common Share:
($621,026,077 ÷ 139,667,919 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$4.45

Statement of Operations
For the Six Months Ended June 30, 2019 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $422,990)	$9,013,813
Interest	1,362,545

Total Investment Income	10,376,358

Expenses:
Investment advisory fees	3,390,846
Shareholder communications expenses	159,493
Trustees’ fees	98,816
Dividend expense on securities sold short	95,114
Payroll expenses	90,169
Legal and audit fees	89,910
Custodian fees	31,459
Accounting fees	22,500
Shareholder services fees	17,043
Offering expense for issuance of common shares	1,003
Interest expense	125
Service fees for securities sold short (See Note 2)	2,251
Miscellaneous expenses	70,060

Total Expenses	4,068,789

Less:
Expenses paid indirectly by broker (See Note 3)	(3,187)

Net Expenses	4,065,602

Net Investment Income	6,310,756

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments	(32,779,864)
Net realized loss on securities sold short	(320,169)
Net realized loss on written options	(12,163,270)
Net realized loss on foreign currency transactions	(142,169)

Net realized loss on investments, securities sold short, written options, and foreign currency transactions	(45,405,472)

Net change in unrealized appreciation/depreciation:
on investments	138,584,110
on written options	(19,203,755)
on foreign currency translations	13,029

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	119,393,384

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency	73,987,912

Net Increase in Net Assets Resulting from Operations	80,298,668

Total Distributions to Preferred Shareholders	(2,165,832)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$78,132,836

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
Operations:
Net investment income	$6,310,756		$9,168,611
Net realized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	(45,405,472)		29,239,536
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	119,393,384		(127,943,992)

Net Increase/(Decrease) in Net Assets Resulting from Operations	80,298,668		(89,535,845)

Distributions to Preferred Shareholders	(2,165,832	)*	(4,394,893)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	78,132,836		(93,930,738)

Distributions to Common Shareholders:
Accumulated earnings	(4,910,694	)*	(4,647,232)
Return of capital	(36,011,754	)*	(76,830,834)

Total Distributions to Common Shareholders	(40,922,448)		(81,478,066)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	14,602,994		1,577,430
Increase in net assets from common shares issued upon reinvestment of distributions	805,603		1,341,592
Decrease in net assets from repurchase of common shares	(4,125)		—
Net increase in net assets from repurchase of preferred shares	44,932		110,203

Net Increase in Net Assets from Fund Share Transactions	15,449,404		3,029,225

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	52,659,792		(172,379,579)

Net Assets Attributable to Common Shareholders:
Beginning of year	568,366,285		740,745,864

End of period	$621,026,077		$568,366,285

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period.

	Six Months Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016		2015		2014
Operating Performance:
Net asset value, beginning of year	$4.17		$5.46	$5.68	$5.34		$7.35		$9.94

Net investment income	0.05		0.07	0.06	0.03		0.02		0.03
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	0.55		(0.73)	0.35	1.15		(1.15)		(1.51)

Total from investment operations	0.60		(0.66)	0.41	1.18		(1.13)		(1.48)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.02	)*	(0.03)	(0.03)	(0.00	)(b)	(0.00	)(b)	(0.02)
Return of capital	—		—	—	(0.04)		(0.04)		(0.02)

Total distributions to preferred shareholders	(0.02)		(0.03)	(0.03)	(0.04)		(0.04)		(0.04)

Net increase/(decrease) in net assets attributable to common shareholders resulting from operations	0.58		(0.69)	0.38	1.14		(1.17)		(1.52)

Distributions to Common Shareholders:
Net investment income	(0.04	)*	(0.03)	(0.05)	(0.04)		(0.02)		—
Return of capital	(0.26	)*	(0.57)	(0.55)	(0.80)		(0.82)		(1.08)

Total distributions to common shareholders	(0.30)		(0.60)	(0.60)	(0.84)		(0.84)		(1.08)

Fund Share Transactions:
Increase in net asset value from issuance of common shares	0.00	(b)	0.00 (b)	0.00 (b)	0.04		—		0.01
Increase in net asset value from repurchase of common shares	0.00	(b)	—	—	0.00	(b)	0.00	(b)	—
Increase in net asset value from repurchase of preferred shares and transaction fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00	(b)	0.00 (b)
Adjustments to offering costs for preferred shares credited to paid-in capital	—		—	—	—		—		0.00 (b)

Total Fund share transactions	0.00	(b)	0.00 (b)	0.00 (b)	0.04		0.00	(b)	0.01

Net Asset Value, End of Period	$4.45		$4.17	$5.46	$5.68		$5.34		$7.35

NAV total return †	14.29%		(13.54)%	7.05%	22.67%		(17.59)%		(17.23)%

Market value, end of period	$4.58		$3.70	$5.21	$5.30		$4.75		$7.00

Investment total return ††	32.68%		(19.44)%	9.61%	29.39%		(22.14)%		(13.01)%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period.

	Six Months Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018		2017		2016		2015		2014
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$707,672		$655,478		$828,655		$853,079		$691,468		$920,538
Net assets attributable to common shares, end of period (in 000’s)	$621,026		$568,366		$740,746		$764,312		$601,745		$828,027
Ratio of net investment income to average net assets attributable to common shares	2.13	%(c)	1.38%		1.13%		0.44%		0.30%		0.21%
Ratio of operating expenses to average net assets attributable to common shares(d)	1.37	%(c)(e)(f)	1.35	%(e)(f)	1.31	%(e)(f)	1.32	%(e)(f)	1.29	%(e)	1.24%
Portfolio turnover rate	38.45%		145.7%		214.6%		198.4%		36.0%		87.4%
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$86,646		$87,112		$87,909		$88,767		$89,724		$92,512
Total shares outstanding (in 000’s)	3,466		3,484		3,516		3,551		3,589		3,700
Liquidation preference per share	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00
Average market value (g)	$23.31		$23.06		$24.13		$23.81		$22.03		$21.28
Asset coverage per share	$204		$188		$236		$240		$193		$249
Asset coverage	817%		752%		943%		961%		771%		995%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2019, and the years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 1.20%, 1.19%, 1.17%, 1.18%, 1.15%, and 1.14%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

The Fund incurred dividends and service fees on securities sold short. If this expense had not been incurred, the expense ratios for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016 would have been 1.34%, 1.33%, 1.30%, and 1.31% attributable to common shares, respectively, and 1.17%, 1.17%, 1.16%, and 1.17% including liquidation value of preferred shares.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (Gold Companies). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (Natural Resources Companies). The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$244,252,819	—	—	$244,252,819
Metals and Mining	416,795,231	$24,606,170	—	441,401,401
Total Common Stocks	661,048,050	24,606,170	—	685,654,220
Convertible Corporate Bonds (a)	—	1,820,678	—	1,820,678
Corporate Bonds (a)	—	3,955,000	—	3,955,000
Rights	—	—	$94,395	94,395
U.S. Government Obligations	—	59,873,095	—	59,873,095
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$661,048,050	$90,254,943	$94,395	$751,397,388
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value)
EQUITY CONTRACTS:
Call Options Written	$(19,125,119)	$(35,259,058)	—	$(54,384,177)
Put Options Written	(530,600)	—	—	(530,600)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(19,655,719)	$(35,259,058)	—	$(54,914,777)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost, if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2019 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2019 had an average monthly market value of approximately $42,071,850.

At June 30, 2019, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$31,668,703	—	$31,668,703

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2019:

		Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$27,499,291	$(27,499,291)	—	—
Morgan Stanley	3,634,681	(3,634,681)	—	—
The Goldman Sachs Group, Inc.	534,731	(534,731)	—	—

Total	$31,668,703	$(31,668,703)	—	—

As of June 30, 2019, the value of equity option positions can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2019, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized loss on written options, and Net change in unrealized appreciation/depreciation on written options.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2019, the Fund incurred $2,251 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2019, the fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

overdraft fee equal to 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the years ended December 31, 2018 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$4,647,232	$4,394,893
Return of capital	76,830,834	—

Total distributions paid	$81,478,066	$4,394,893

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2018, the Fund had net long term capital loss carryforwards for federal income tax purposes of $405,520,780 which are available for an unlimited period to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2019:

	Cost/ (Proceeds)/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and derivative instruments	$885,140,381	$27,722,435	$(216,380,205)	$(188,657,770)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2019, the Fund paid $114,023 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,187.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2019, the Fund accrued $90,169 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $248,272,773 and $263,366,114, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). Pursuant to a $500 million shelf registration, during the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund has sold its common shares in “at the market” offerings as summarized in the following table:

Year Ended	Shares Issued	Net Proceeds	Sales Manager Commissions	Offering Expenses	Net Proceeds in Excess of Par
2019	3,257,892	$14,602,994	$127,113	$1,003	$383,157
2018	336,269	1,577,430	15,616	146,594	35,245

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2019 , the Fund repurchased and retired 1,100 of its common shares at an investment of $4,125 and an average discount of approximately 11.16% from its NAV. During the year ended December 31, 2018, the Fund did not repurchase any shares.

Transactions in common shares of beneficial interest for the six months ended June 30, 2019 and year ended December 31, 2018, were as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Shares issued pursuant to shelf offering	3,257,892	$14,602,994	336,269	$1,577,430
Increase from shares issued upon reinvestment of distributions	187,643	805,603	277,381	1,341,592
Decrease from shares repurchased	(1,100)	(4,125)	—	—

Total	3,444,435	$15,404,472	613,650	$2,919,022

The Fund has an effective shelf registration authorizing the offering of an additional $500 million of common shares or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2019, the Fund repurchased and retired 18,634 of the Series B Preferred in the open market at an investment of $420,467, and an average discount of approximately 9.78% from its liquidation preference. During the year ended December 31, 2018, the Fund repurchased and retired 31,874 of the Series B Preferred in the open

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

market at an investment of $686,647 and an average discount of approximately 13.87% from its liquidation preference. At June 30, 2019, 3,465,849 Series B Preferred were outstanding and accrued dividends amounted to $60,171.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 21, 2019, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, and five year periods (as of December 31, 2018) against a peer group of covered call funds on energy and/or natural resources and a larger peer group of covered call funds, each prepared by the Adviser. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period, in the second quartile for the three year period, and in the third quartile for the five year period for the larger peer group. However, the Independent Board Members noted the Fund’s option writing strategy had performed well recently and that for the one year, three year, and five year periods, the Fund ranked first out of three funds against its smaller peer group, which consists of other energy and/or natural resource funds that pursue a covered call strategy. In this regard, the Independent Board Members noted that the Fund’s underperformance relative to available peers in the larger peer group was attributable to its particular sector focus and the challenging market environment for the natural resources and energy sectors over the applicable measurement periods. The Independent Board Members also compared the Fund’s performance to relevant benchmarks it considered representative of the Fund’s strategy and noted the Fund’s performance relative to those benchmarks (which do not reflect options strategies). The Independent Board Members discussed the new investment direction that the portfolio manager intends to pursue and noted that shareholders of the Fund had indicated that the Fund’s covered call strategy was a desirable feature of the Fund for them.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale

Service and Cost Comparisons. The Independent Board Members compared the investment management fee of the Fund to the investment management fees of a peer group of core, growth, and sector value funds selected by Lipper and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that within this group, the Fund’s investment management fee was above average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Approval of Investment Advisory Agreement (Unaudited) (Continued)

for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its recent performance record against the limited universe of other funds that utilize a covered call options writing strategy was acceptable. The Independent Board Members also concluded that the Fund had performed more favorably in recent years in relation to the performance of the particular natural resources and energy industries the Fund focuses on. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Global Gold, Natural Resources & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the Plan). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to American Stock Transfer (AST) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

GAMCO Global Gold, Natural Resources & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (NYSE) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Global Gold, Natural Resources & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q2/2019

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common – 1,100 Preferred Series B – 18,634	Common – $3.74 Preferred Series B – $22.3458	Common – 1,100 Preferred Series B –18,634	Common – 136, 223, 484 - 1,100 = 136,222,384 Preferred Series B – 3,484,483 - 18,634 = 3,465,849
Month #2 02/01/2019 through 02/28/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 136,222,384 Preferred Series B – 3,465,849
Month #3 03/01/2019 through 03/31/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 136,222,384 Preferred Series B – 3,465,849
Month #4 04/01/2019 through 04/30/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 136,222,384 Preferred Series B – 3,465,849
Month #5 05/01/2019 through 05/31/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 136,327,363 Preferred Series B – 3,465,849
Month #6 06/01/2019 through 06/30/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 139,667,919 Preferred Series B – 3,465,849
Total	Common – 1,100 Preferred Series B – 3,106	Common – $3.74 Preferred Series B – $22.3458	Common – 1,100 Preferred Series B – 18,634	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.
Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    9/5/19

By (Signature and Title)*        /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date     9/5/19

* Print the name and title of each signing officer under his or her signature.